PROPERTY AND EQUIPMENT - (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,774,966
Additions	49,968	$ 0
Ending balance	9,726,822	9,774,966
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,453,309	10,739,399
Acquisition of Phyto Extractions		85,105
Additions	920,064	778,805
Impairment		(150,000)
Ending balance	12,373,373	11,453,309
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,678,343)	(702,336)
Depreciation	968,208	976,007
Ending balance	(2,646,551)	(1,678,343)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,592,232
Ending balance	1,592,232	1,592,232
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,592,232	1,592,232
Acquisition of Phyto Extractions		0
Additions	0	0
Impairment		0
Ending balance	1,592,232	1,592,232
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Ending balance	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,682,849
Ending balance	1,582,882	1,682,849
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,999,328	1,999,328
Acquisition of Phyto Extractions		0
Additions	0	0
Impairment		0
Ending balance	1,999,328	1,999,328
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(316,479)	(216,511)
Depreciation	99,967	99,968
Ending balance	(416,446)	(316,479)
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,760
Ending balance	111,795	117,760
Furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	157,784	84,849
Acquisition of Phyto Extractions		44,729
Additions	21,361	28,206
Impairment		0
Ending balance	179,145	157,784
Furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40,024)	(20,403)
Depreciation	27,326	19,621
Ending balance	(67,350)	(40,024)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,233
Ending balance	6,584	8,233
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,105	12,105
Acquisition of Phyto Extractions		0
Additions	0	150,000
Impairment		(150,000)
Ending balance	12,105	12,105
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,872)	(1,816)
Depreciation	1,649	2,056
Ending balance	(5,521)	(3,872)
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	371,026
Ending balance	999,261	371,026
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	469,215	211,395
Acquisition of Phyto Extractions		0
Additions	772,956	257,820
Impairment		0
Ending balance	1,242,171	469,215
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(98,189)	(20,527)
Depreciation	144,721	77,662
Ending balance	(242,910)	(98,189)
Extraction equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,380,091
Ending balance	1,944,862	2,380,091
Extraction equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,253,988	2,911,209
Acquisition of Phyto Extractions		0
Additions	45,652	342,779
Impairment		0
Ending balance	3,299,640	3,253,988
Extraction equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(873,897)	(296,978)
Depreciation	480,881	576,919
Ending balance	(1,354,778)	(873,897)
Building improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,585,764
Ending balance	3,418,352	3,585,764
Building improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,928,281	3,928,281
Acquisition of Phyto Extractions		0
Additions	30,127	0
Impairment		0
Ending balance	3,958,408	3,928,281
Building improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(342,517)	(146,101)
Depreciation	197,539	196,416
Ending balance	(540,056)	(342,517)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,011
Ending balance	70,854	37,011
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,376	0
Acquisition of Phyto Extractions		40,376
Additions	49,968	0
Impairment		0
Ending balance	90,344	40,376
Right-of-use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,365)	0
Depreciation	16,125	3,365
Ending balance	$ (19,490)	$ (3,365)